INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [Abstract]
Indefinite-lived intangible assets
The following table presents the carrying values of indefinite-lived intangible assets included in our consolidated balance sheets (in millions):

December 31,	2018	2017
Trademarks	$6,682	$6,729
Bottlers' franchise rights	51	138
Goodwill	14,109	13,649
Other	106	106
Indefinite-lived intangible assets	$20,948	$20,622

Carrying value of goodwill by operating segment
The following table provides information related to the carrying value of our goodwill by operating segment (in millions):

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Global Ventures	Bottling Investments	Total
2017
Balance at beginning of year	$614	$117	$7,926	$126	$411	$1,435	$10,629
Effect of foreign currency translation	75	8	—	(1)	—	(9)	73
Acquisitions[1,3]	—	25	28	—	—	4,265	4,318
Adjustments related to the finalization of purchase accounting[1]	—	—	—	18	—	—	18
Impairment charges	—	—	—	—	—	(390)	(390)
Divestitures, deconsolidations and other[1,2]	—	—	—	—	—	(999)	(999)
Balance at end of year	$689	$150	$7,954	$143	$411	$4,302	$13,649
2018
Balance at beginning of year	$689	$150	$7,954	$143	$411	$4,302	$13,649
Effect of foreign currency translation	(58)	(9)	—	(4)	—	(202)	(273)
Acquisitions[1,3]	12	—	—	13	—	773	798
Adjustments related to the finalization of purchase accounting[1,4]	408	27	(11)	—	3	(487)	(60)
Divestitures, deconsolidations and other[1]	—	—	—	—	—	(5)	(5)
Balance at end of year	$1,051	$168	$7,943	$152	$414	$4,381	$14,109

[1]	Refer to Note 2 for information related to the Company's acquisitions and divestitures.

[2]	The 2017 decrease in the Bottling Investments segment was primarily a result of North America bottling operations being refranchised. Refer to Note 2.

[3]
The increase in 2017 was primarily due to the consolidation of CCBA. The increase in 2018 was primarily due to the acquisition of controlling interests in bottling operations in the Philippines, Zambia and Botswana. Refer to Note 2.

[4]
Includes the allocation of goodwill from the Bottling Investments segment to other reporting units expected to benefit from the consolidation of CCBA. Refer to Note 2.

Definite-lived intangible assets
The following table provides information related to definite-lived intangible assets (in millions):

	December 31, 2018			December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$290	$(151)	$139	$205	$(143)	$62
Bottlers' franchise rights[1]	396	(18)	378	1,076	(152)	924
Trademarks	186	(91)	95	182	(73)	109
Other	88	(61)	27	94	(64)	30
Total	$960	$(321)	$639	$1,557	$(432)	$1,125

[1]
The 2018 decrease in bottlers' franchise rights was primarily driven by the allocation of a portion of the impairment charge on assets held by CCBA and the refranchising of North America bottling operations. Refer to Note 2.

Estimated amortization expense for the next five years
Based on the carrying value of definite-lived intangible assets as of December 31, 2018, we estimate our amortization expense for the next five years will be as follows (in millions):

Amortization Expense
2019	$119
2020	163
2021	99
2022	43
2023	43